DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivative Financial Instruments Disclosed in the Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Gross amount	$ 37.7	$ 54.5	$ 7.7
Offsetting amount	(0.1)	0.0	0.0
Net amount presented in the statement of financial position	37.6	54.5	7.7
Financial liabilities
Gross amount	(0.9)	(0.4)	(10.8)
Offsetting amount	0.1	0.0	0.0
Net amount presented in the statement of financial position	$ (0.8)	$ (0.4)	$ (10.8)